INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Beginning balance	$ 13,538	$ 24,961	$ 25,676
Additions for tax positions of current year	157	(623)	51
Expiration of prior years provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Expiration of statute of limitation of prior years		(10,758)
Decrease from translation differences		(42)	(766)
Increase from translation differences	967
Ending balance	$ 8,969	$ 13,538	$ 24,961